                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21591
                                    --------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               4500 MAIN STREET, KANSAS CITY, MISSOURI     64111
--------------------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                   -----------------------------

Date of fiscal year end:          07-31
                         -------------------------------------------------------

Date of reporting period:         10-31-2007
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) INCOME PORTFOLIO
OCTOBER 31, 2007

[american century investments logo and text logo]

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 40.8%
           711,660  NT Equity Growth Fund
                    Institutional Class                             $  8,312,188
           346,117  NT Growth Fund
                    Institutional Class                                4,454,526
           583,448  NT Large Company Value Fund
                    Institutional Class                                6,797,169
           210,606  NT Mid Cap Value Fund
                    Institutional Class                                2,369,318
           125,343  NT Small Company Fund
                    Institutional Class                                1,253,430
           138,887  NT Vista Fund
                    Institutional Class(2)                             1,863,864
            22,151  Real Estate Fund
                    Institutional Class                                  652,568
                                                                 ---------------
                                                                      25,703,063
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.7%
           368,368  High-Yield Fund Institutional Class                2,324,402
           428,744  Inflation-Adjusted Bond Fund
                    Institutional Class                                4,673,310
         1,574,281  NT Diversified Bond Fund
                    Institutional Class                               16,120,643
                                                                 ---------------
                                                                      23,118,355
                                                                 ---------------
MONEY MARKET FUNDS - 9.5%
         5,978,415  Premium Money Market Fund
                    Investor Class                                     5,978,415
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 7.0%
           298,627  International Bond Fund
                    Institutional Class                                4,431,625
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 5.8%
           274,853  NT International Growth Fund
                    Institutional Class                                3,655,545
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   62,887,003
                                                                 ---------------
(Cost $57,582,327)

OTHER ASSETS AND LIABILITIES - 0.2%                                      106,189
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 62,993,192
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 57,859,023
                                                                 ===============
Gross tax appreciation of investments                              $  5,070,157
Gross tax depreciation of investments                                   (42,177)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  5,027,980
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2007 follows:

                                                                                             OCTOBER 31, 2007
                        JULY 31, 2007   PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND    SHARE BALANCE     COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-----------------------------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO

NT Equity
Growth Fund
Institutional Class         682,400    $  969,290  $  667,317   $(11,193)      $ 21,500      711,660  $ 8,312,188
NT Growth Fund
Institutional Class         339,967       386,204     319,322      8,793              -      346,117    4,454,526
NT Large Company
Value Fund
Institutional Class         568,193       727,294     571,657    (16,465)        32,296      583,448    6,797,169
NT Mid Cap
Value Fund
Institutional Class         204,460       274,222     211,540     (9,614)         9,460      210,606    2,369,318
NT Small
Company Fund
Institutional Class         113,463       214,039     106,627     (5,623)         1,327      125,343    1,253,430
NT Vista Fund
Institutional Class(2)      128,983       228,020     121,550      4,734              -      138,887    1,863,864
Real Estate Fund
Institutional Class          20,947        83,142      55,875     (5,167)         3,155       22,151      652,568
High-Yield Fund
Institutional Class         369,407       184,190     197,799     (5,987)        41,361      368,368    2,324,402
Inflation-Adjusted
Bond Fund
Institutional Class         450,390       359,150     602,949     (8,369)        26,801      428,744    4,673,310
NT Diversified
Bond Fund
Institutional Class       1,647,816     1,257,826   2,013,434      1,872        203,428    1,574,281   16,120,643
Premium Money
Market Fund
Investor Class            6,151,530       472,921     646,036          -         77,841    5,978,415    5,978,415
International
Bond Fund
Institutional Class         313,676       330,694     537,134     12,914         48,661      298,627    4,431,625
NT International
Growth Fund
Institutional Class         255,233       455,422     243,118      9,287              -      274,853    3,655,545
                        -----------------------------------------------------------------------------------------
                                       $5,942,414  $6,294,358   $(24,818)      $465,830               $62,887,003
                        =========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2015 PORTFOLIO
OCTOBER 31, 2007

[american century investments logo and text logo]

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 45.2%
         2,016,148  NT Equity Growth Fund
                    Institutional Class                             $ 23,548,610
         1,293,478  NT Growth Fund
                    Institutional Class                               16,647,062
         1,759,053  NT Large Company Value Fund
                    Institutional Class                               20,492,967
           815,172  NT Mid Cap Value Fund
                    Institutional Class                                9,170,685
           369,333  NT Small Company Fund
                    Institutional Class                                3,693,330
           653,976  NT Vista Fund
                    Institutional Class(2)                             8,776,358
            91,452  Real Estate Fund
                    Institutional Class                                2,694,176
                                                                 ---------------
                                                                      85,023,188
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 34.0%
         1,013,988  High-Yield Fund Institutional Class                6,398,264
         1,188,096  Inflation-Adjusted Bond Fund
                    Institutional Class                               12,950,246
         4,358,903  NT Diversified Bond Fund
                    Institutional Class                               44,635,156
                                                                 ---------------
                                                                      63,983,666
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 9.7%
           245,275  NT Emerging Markets Fund
                    Institutional Class                                4,267,785
         1,051,523  NT International Growth Fund
                    Institutional Class                               13,985,256
                                                                 ---------------
                                                                      18,253,041
                                                                 ---------------
MONEY MARKET FUNDS - 5.6%
        10,570,661  Premium Money Market Fund
                    Investor Class                                    10,570,661
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 5.4%
           678,447  International Bond Fund
                    Institutional Class                               10,068,153
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  187,898,709
                                                                 ---------------
(Cost $168,164,130)

OTHER ASSETS AND LIABILITIES - 0.1%                                      264,122
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $188,162,831
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $168,661,381
                                                                 ===============
Gross tax appreciation of investments                              $ 19,341,609
Gross tax depreciation of investments                                  (104,281)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 19,237,328
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2007 follows:

                                                                                                OCTOBER 31, 2007
                        JULY 31, 2007    PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND    SHARE BALANCE      COST         COST     GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
---------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO

NT Equity Growth Fund
Institutional Class       1,931,325    $ 2,101,537  $ 1,204,117   $(16,162)     $   60,443    2,016,148  $ 23,548,610
NT Growth Fund
Institutional Class       1,270,356      1,015,080      754,268     29,790               -    1,293,478    16,647,062
NT Large Company
Value Fund
Institutional Class       1,710,273      1,612,618    1,098,190    (29,037)         96,566    1,759,053    20,492,967
NT Mid Cap
Value Fund
Institutional Class         789,561        793,003      524,371    (25,386)         36,299      815,172     9,170,685
NT Small
Company Fund
Institutional Class         333,840        529,169      201,304    (11,168)          3,880      369,333     3,693,330
NT Vista Fund
Institutional Class(2)      607,646        865,877      350,722     29,487               -      653,976     8,776,358
Real Estate Fund
Institutional Class          86,244        274,342      146,304    (12,992)         12,918       91,452     2,694,176
High-Yield Fund
Institutional Class       1,015,434        339,740      362,841    (11,780)        112,679    1,013,988     6,398,264
Inflation-Adjusted
Bond Fund
Institutional Class       1,247,402        684,328    1,352,584    (29,552)         73,953    1,188,096    12,950,246
NT Diversified
Bond Fund
Institutional Class       4,558,835      2,393,472    4,447,844     (8,071)        557,341    4,358,903    44,635,156
NT Emerging
Markets Fund
Institutional Class         221,121        460,019      150,553     15,855               -      245,275     4,267,785
NT International
Growth Fund
Institutional Class         976,930      1,404,417      573,985     43,803               -    1,051,523    13,985,256
Premium Money
Market Fund
Investor Class           10,863,093        574,471      866,903          -         136,200   10,570,661    10,570,661
International
Bond Fund
Institutional Class         712,586        516,753    1,006,790      1,307         109,754      678,447    10,068,153
                        ---------------------------------------------------------------------------------------------
                                       $13,564,826  $13,040,776   $(23,906)     $1,200,033               $187,898,709
                        =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2025 PORTFOLIO
OCTOBER 31, 2007

[american century investments logo and text logo]

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 52.7%
         2,688,386  NT Equity Growth Fund
                    Institutional Class                             $ 31,400,348
         2,453,505  NT Growth Fund
                    Institutional Class                               31,576,610
         2,555,535  NT Large Company Value Fund
                    Institutional Class                               29,771,983
         1,088,360  NT Mid Cap Value Fund
                    Institutional Class                               12,244,050
           948,412  NT Small Company Fund
                    Institutional Class                                9,484,120
         1,087,725  NT Vista Fund
                    Institutional Class(2)                            14,597,270
           165,538  Real Estate Fund
                    Institutional Class                                4,876,749
                                                                 ---------------
                                                                     133,951,130
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.7%
         1,143,328  High-Yield Fund Institutional Class                7,214,400
         1,307,575  Inflation-Adjusted Bond Fund
                    Institutional Class                               14,252,568
         4,792,271  NT Diversified Bond Fund
                    Institutional Class                               49,072,868
                                                                 ---------------
                                                                      70,539,836
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 13.9%
           558,443  NT Emerging Markets Fund
                    Institutional Class                                9,716,908
         1,937,278  NT International Growth Fund
                    Institutional Class                               25,765,798
                                                                 ---------------
                                                                      35,482,706
                                                                 ---------------
MONEY MARKET FUNDS - 4.6%
        11,757,612  Premium Money Market Fund
                    Investor Class                                    11,757,612
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
           167,479  International Bond Fund
                    Institutional Class                                2,485,388
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  254,216,672
                                                                 ---------------
(Cost $222,157,312)

OTHER ASSETS AND LIABILITIES - 0.1%                                      288,998
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $254,505,670
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $222,798,005
                                                                 ===============
Gross tax appreciation of investments                              $ 31,553,169
Gross tax depreciation of investments                                  (134,502)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 31,418,667
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2007 follows:

                                                                                                 OCTOBER 31, 2007
                         JULY 31, 2007    PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND     SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)    BALANCE        VALUE
----------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO

NT Equity
Growth Fund
Institutional Class        2,597,176    $ 2,083,296  $ 1,106,898  $ (33,853)     $   78,977    2,688,386  $ 31,400,348
NT Growth Fund
Institutional Class        2,433,050      1,247,818    1,007,764        929               -    2,453,505    31,576,610
NT Large Company
Value Fund
Institutional Class        2,504,489      1,632,523    1,095,824    (44,249)        137,375    2,555,535    29,771,983
NT Mid Cap
Value Fund
Institutional Class        1,061,868        753,702      476,904    (26,159)         47,422    1,088,360    12,244,050
NT Small
Company Fund
Institutional Class          864,264      1,140,005      354,291    (23,735)          9,760      948,412     9,484,120
NT Vista Fund
Institutional Class(2)     1,021,337      1,161,112      429,805       (550)              -    1,087,725    14,597,270
Real Estate Fund
Institutional Class          157,448        386,804      181,889    (18,577)         22,917      165,538     4,876,749
High-Yield Fund
Institutional Class        1,154,173        316,153      398,655    (15,591)        125,278    1,143,328     7,214,400
Inflation-Adjusted
Bond Fund
Institutional Class        1,384,426        621,815    1,476,608    (39,252)         80,895    1,307,575    14,252,568
NT Diversified
Bond Fund
Institutional Class        5,052,386      2,171,876    4,843,372    (31,098)        604,339    4,792,271    49,072,868
NT Emerging
Markets Fund
Institutional Class          509,743        883,852      255,927      1,696               -      558,443     9,716,908
NT International
Growth Fund
Institutional Class        1,819,108      2,080,389      770,396      2,241               -    1,937,278    25,765,798
Premium Money
Market Fund
Investor Class            12,175,305        527,184      944,877          -         149,317   11,757,612    11,757,612
International
Bond Fund
Institutional Class          177,465        105,109      250,635     (5,191)         26,557      167,479     2,485,388
                         ---------------------------------------------------------------------------------------------
                                        $15,111,638  $13,593,845  $(233,389)     $1,282,837               $254,216,672
                         =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2035 PORTFOLIO
OCTOBER 31, 2007

[american century investments logo and text logo]

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 61.8%
         1,655,437  NT Equity Growth Fund
                    Institutional Class                             $ 19,335,504
         1,607,233  NT Growth Fund
                    Institutional Class                               20,685,089
         1,606,041  NT Large Company Value Fund
                    Institutional Class                               18,710,378
           798,032  NT Mid Cap Value Fund
                    Institutional Class                                8,977,860
           541,699  NT Small Company Fund
                    Institutional Class                                5,416,990
           836,848  NT Vista Fund
                    Institutional Class(2)                            11,230,500
           114,970  Real Estate Fund
                    Institutional Class                                3,387,016
                                                                 ---------------
                                                                      87,743,337
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 20.2%
           450,630  High-Yield Fund Institutional Class                2,843,475
           524,182  Inflation-Adjusted Bond Fund
                    Institutional Class                                5,713,584
         1,970,608  NT Diversified Bond Fund
                    Institutional Class                               20,179,030
                                                                 ---------------
                                                                      28,736,089
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 17.0%
           485,989  NT Emerging Markets Fund
                    Institutional Class                                8,456,209
         1,183,411  NT International Growth Fund
                    Institutional Class                               15,739,366
                                                                 ---------------
                                                                      24,195,575
                                                                 ---------------
MONEY MARKET FUNDS - 0.9%
         1,293,461  Premium Money Market Fund
                    Investor Class                                     1,293,461
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  141,968,462
                                                                 ---------------
(Cost $121,797,356)

OTHER ASSETS AND LIABILITIES - 0.1%                                      110,721
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $142,079,183
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $122,180,705
                                                                 ===============
Gross tax appreciation of investments                              $ 19,828,455
Gross tax depreciation of investments                                   (40,698)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 19,787,757
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2007 follows:

                                                                                               OCTOBER 31, 2007
                        JULY 31, 2007    PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND    SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO

NT Equity
Growth Fund
Institutional Class       1,575,446    $ 1,540,438  $  669,907  $ (19,352)      $ 48,441    1,655,437  $ 19,335,504
NT Growth Fund
Institutional Class       1,569,905      1,227,647     799,867     (7,530)             -    1,607,233    20,685,089
NT Large Company
Value Fund
Institutional Class       1,550,388      1,284,864     679,453    (28,897)        85,989    1,606,041    18,710,378
NT Mid Cap
Value Fund
Institutional Class         766,999        680,250     348,619    (23,336)        34,632      798,032     8,977,860
NT Small
Company Fund
Institutional Class         486,423        719,257     203,145    (17,231)         5,553      541,699     5,416,990
NT Vista Fund
Institutional Class(2)      774,181      1,023,128     323,640      1,665              -      836,848    11,230,500
Real Estate Fund
Institutional Class         107,785        310,200     123,404    (11,760)        15,855      114,970     3,387,016
High-Yield Fund
Institutional Class         448,136        188,414     179,484     (6,940)        49,203      450,630     2,843,475
Inflation-Adjusted
Bond Fund
Institutional Class         546,547        376,893     626,774    (12,363)        32,138      524,182     5,713,584
NT Diversified
Bond Fund
Institutional Class       2,045,986      1,350,463   2,127,529    (10,257)       247,584    1,970,608    20,179,030
NT Emerging
Markets Fund
Institutional Class         436,927        856,885     214,395      6,404              -      485,989     8,456,209
NT International
Growth Fund
Institutional Class       1,094,619      1,454,233     458,372      6,321              -    1,183,411    15,739,366
Premium Money
Market Fund
Investor Class            1,319,087         87,688     113,314          -         16,366    1,293,461     1,293,461
                        -------------------------------------------------------------------------------------------
                                       $11,100,360  $6,867,903  $(123,276)      $535,761               $141,968,462
                        ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2045 PORTFOLIO
OCTOBER 31, 2007

[american century investments logo and text logo]

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 66.7%
         1,210,313  NT Equity Growth Fund
                    Institutional Class                             $ 14,136,456
         1,172,881  NT Growth Fund
                    Institutional Class                               15,094,978
         1,195,129  NT Large Company Value Fund
                    Institutional Class                               13,923,253
           584,695  NT Mid Cap Value Fund
                    Institutional Class                                6,577,819
           439,273  NT Small Company Fund
                    Institutional Class                                4,392,730
           609,622  NT Vista Fund
                    Institutional Class(2)                             8,181,127
            94,753  Real Estate Fund
                    Institutional Class                                2,791,423
                                                                 ---------------
                                                                      65,097,786
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 18.4%
           433,694  NT Emerging Markets Fund
                    Institutional Class                                7,546,268
           784,820  NT International Growth Fund
                    Institutional Class                               10,438,106
                                                                 ---------------
                                                                      17,984,374
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 14.8%
           229,090  High-Yield Fund Institutional Class                1,445,558
           266,473  Inflation-Adjusted Bond Fund
                    Institutional Class                                2,904,556
           988,242  NT Diversified Bond Fund
                    Institutional Class                               10,119,598
                                                                 ---------------
                                                                      14,469,712
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   97,551,872
                                                                 ---------------
(Cost $82,892,520)

OTHER ASSETS AND LIABILITIES - 0.1%                                       80,900
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 97,632,772
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 83,252,685
                                                                 ===============
Gross tax appreciation of investments                              $ 14,321,828
Gross tax depreciation of investments                                   (22,641)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 14,299,187
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2007 follows:

                                                                                             OCTOBER 31, 2007
                        JULY 31, 2007   PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND    SHARE BALANCE     COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-----------------------------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO

NT Equity
Growth Fund
Institutional Class       1,146,959    $1,271,887  $  565,769   $ (27,647)     $ 33,906    1,210,313  $14,136,456
NT Growth Fund
Institutional Class       1,142,994     1,131,582     747,089     (16,431)            -    1,172,881   15,094,978
NT Large Company
Value Fund
Institutional Class       1,147,523     1,150,454     625,788     (33,108)       61,172    1,195,129   13,923,253
NT Mid Cap
Value Fund
Institutional Class         558,336       571,250     287,519     (18,398)       24,337      584,695    6,577,819
NT Small
Company Fund
Institutional Class         392,443       628,167     188,544     (18,093)        4,308      439,273    4,392,730
NT Vista Fund
Institutional Class(2)      563,617       819,352     275,982      (6,857)            -      609,622    8,181,127
Real Estate Fund
Institutional Class          88,467       284,488     117,994     (13,758)       12,518       94,753    2,791,423
NT Emerging
Markets Fund
Institutional Class         390,776       824,943     230,928      (6,636)            -      433,694    7,546,268
NT International
Growth Fund
Institutional Class         725,229     1,058,034     358,151      (8,324)            -      784,820   10,438,106
High-Yield Fund
Institutional Class         226,553       120,583     108,173      (4,733)       24,229      229,090    1,445,558
Inflation-Adjusted
Bond Fund
Institutional Class         276,330       241,192     350,720      (7,558)       15,969      266,473    2,904,556
NT Diversified
Bond Fund
Institutional Class       1,019,975       852,449   1,181,345     (10,524)      120,579      988,242   10,119,598
                        -----------------------------------------------------------------------------------------
                                       $8,954,381  $5,038,002   $(172,067)     $297,018               $97,551,872
                        =========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY CONSERVATIVE
OCTOBER 31, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 39.8%
         1,864,227  Diversified Bond Fund
                    Investor Class                                  $ 18,772,766
                                                                 ---------------
MONEY MARKET FUNDS - 24.6%
        11,583,113  Prime Money Market Fund
                    Investor Class                                    11,583,113
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 24.1%
            77,427  Equity Growth Fund Investor Class                  2,110,660
            54,136  Growth Fund Investor Class                         1,449,762
           472,048  Large Company Value Fund
                    Investor Class                                     3,729,179
            32,007  Real Estate Fund Investor Class                      941,966
            46,238  Small Company Fund
                    Investor Class                                       467,004
           252,194  Value Fund Investor Class                          1,919,196
            30,653  Vista Fund Investor Class                            743,029
                                                                 ---------------
                                                                      11,360,796
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 11.3%
           357,240  International Bond Fund
                    Investor Class                                     5,297,869
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   47,014,544
                                                                 ---------------
(Cost $45,123,616)

OTHER ASSETS AND LIABILITIES - 0.2%                                      111,103
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 47,125,647
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 45,364,886
                                                                 ===============
Gross tax appreciation of investments                               $  1,649,658
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $  1,649,658
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2007, follows:

                                                                                             OCTOBER 31, 2007
                      JULY 31, 2007   PURCHASE      SALES     REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND  SHARE BALANCE     COST        COST     GAIN (LOSS)   RECEIVED(1)     BALANCE      VALUE
----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

Diversified
Bond Fund
Investor Class          1,672,271    $2,771,799  $  862,192   $(16,053)     $198,626      1,864,227  $18,772,766
Prime Money
Market Fund
Investor Class         10,152,022     1,861,628     430,537          -       130,984     11,583,113   11,583,113
Equity Growth Fund
Investor Class             68,751       397,035     167,106      4,071         4,272         77,427    2,110,660
Growth Fund
Investor Class             51,420       226,492     150,536     11,110             -         54,136    1,449,762
Large Company
Value Fund
Investor Class            412,204       669,276     208,908     (3,399)       15,343        472,048    3,729,179
Real Estate Fund
Investor Class             28,932       175,477     100,129     (9,962)        3,928         32,007      941,966
Small Company Fund
Investor Class             38,129       109,405      31,039     (1,464)          557         46,238      467,004
Value Fund
Investor Class            217,015       355,266      84,931     (2,049)        6,186        252,194    1,919,196
Vista Fund
Investor Class             29,213       146,031     116,107      6,348             -         30,653      743,029
International
Bond Fund
Investor Class            329,535       718,223     316,074        963        47,945        357,240    5,297,869
                      ------------------------------------------------------------------------------------------
                                     $7,430,632  $2,467,559   $(10,435)     $407,841                 $47,014,544
                      ==========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): CONSERVATIVE
OCTOBER 31, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 38.0%
           773,004  Equity Growth Fund Investor Class               $ 21,072,089
           500,908  Growth Fund Investor Class                        13,414,316
         3,429,544  Large Company Value Fund
                    Investor Class                                    27,093,398
           169,271  Real Estate Fund Investor Class                    4,981,646
           366,726  Small Company Fund
                    Investor Class                                     3,703,933
         1,880,551  Value Fund Investor Class                         14,310,993
           432,592  Vista Fund Investor Class                         10,486,030
                                                                 ---------------
                                                                      95,062,405
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.7%
         9,111,154  Diversified Bond Fund
                    Investor Class                                    91,749,320
                                                                 ---------------
MONEY MARKET FUNDS - 9.6%
        24,105,344  Prime Money Market Fund
                    Investor Class                                    24,105,344
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 9.2%
         1,544,619  International Bond Fund
                    Investor Class                                    22,906,700
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 6.3%
         1,009,231  International Growth Fund
                    Investor Class                                    15,723,819
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  249,547,588
                                                                 ---------------
(Cost $229,768,942)

OTHER ASSETS AND LIABILITIES - 0.2%                                      464,775
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $250,012,363
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 230,356,761
                                                                 ===============
Gross tax appreciation of investments                             $  19,190,827
Gross tax depreciation of investments                                         -
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  19,190,827
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2007, follows:

                                                                                              OCTOBER 31, 2007
                      JULY 31, 2007    PURCHASE      SALES     REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)     BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

Equity Growth Fund
Investor Class            725,342    $ 1,857,711  $  628,771   $     402     $   43,917      773,004  $ 21,072,089
Growth Fund
Investor Class            502,880        766,648     797,074      43,100             -       500,908    13,414,316
Large Company
Value Fund
Investor Class          3,167,995      2,176,945     157,423      (7,383)       114,844    3,429,544    27,093,398
Real Estate Fund
Investor Class            161,780        427,952     261,532     (35,567)        21,390      169,271     4,981,646
Small Company Fund
Investor Class            319,768        502,184      46,502      (4,160)         4,548      366,726     3,703,933
Value Fund
Investor Class          1,713,124      1,380,865      85,883      (4,035)        47,548    1,880,551    14,310,993
Vista Fund
Investor Class            438,398      1,013,676   1,164,818      73,993              -      432,592    10,486,030
Diversified
Bond Fund
Investor Class          8,653,564      8,038,073   3,545,475    (106,331)     1,000,462    9,111,154    91,749,320
Prime Money
Market Fund
Investor Class         22,372,011      2,321,126     587,793           -        280,960   24,105,344    24,105,344
International
Bond Fund
Investor Class          1,507,491      1,583,924   1,054,923     (29,464)       213,510    1,544,619    22,906,700
International
Growth Fund
Investor Class            988,506      1,675,929   1,332,208     190,372              -    1,009,231    15,723,819
                      --------------------------------------------------------------------------------------------
                                     $21,745,033  $9,662,402   $ 120,927     $1,727,179               $249,547,588
                      ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): MODERATE
OCTOBER 31, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 48.6%
         3,648,366  Equity Growth Fund Investor Class               $ 99,454,456
         2,098,852  Growth Fund Investor Class                        56,207,257
         7,666,952  Large Company Value Fund
                    Investor Class                                    60,568,921
           438,127  Real Estate Fund Investor Class                   12,894,078
         1,265,676  Small Company Fund
                    Investor Class                                    12,783,328
         3,651,033  Value Fund Investor Class                         27,784,361
         1,958,967  Vista Fund Investor Class                         47,485,360
                                                                 ---------------
                                                                     317,177,761
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 26.5%
        15,932,725  Diversified Bond Fund
                    Investor Class                                   160,442,540
         2,021,718  High-Yield Fund Investor Class                    12,757,041
                                                                 ---------------
                                                                     173,199,581
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.8%
         2,113,787  Emerging Markets Fund
                    Investor Class                                    28,768,641
         4,352,363  International Growth Fund
                    Investor Class                                    67,809,816
                                                                 ---------------
                                                                      96,578,457
                                                                 ---------------
MONEY MARKET FUNDS - 5.9%
        38,390,681  Prime Money Market Fund
                    Investor Class                                    38,390,681
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 4.0%
         1,776,206  International Bond Fund
                    Investor Class                                    26,341,135
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  651,687,615
                                                                 ---------------
(Cost $572,671,026)

OTHER ASSETS AND LIABILITIES - 0.2%                                    1,080,680
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $652,768,295
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 573,964,459
                                                                 ===============
Gross tax appreciation of investments                             $  77,953,985
Gross tax depreciation of investments                                  (230,829)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  77,723,156
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2007, follows:

                                                                                                OCTOBER 31, 2007
                      JULY 31, 2007    PURCHASE      SALES       REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST        COST       GAIN (LOSS)   RECEIVED(1)     BALANCE      VALUE
--------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

Equity Growth Fund
Investor Class          3,413,200    $ 6,945,961  $   814,953   $  (40,458)   $  203,239     3,648,366  $ 99,454,456
Growth Fund
Investor Class          2,102,736      2,593,305    2,628,298       71,054             -     2,098,852    56,207,257
Large Company
Value Fund
Investor Class          7,069,404      5,092,976      454,197      (22,917)      251,677     7,666,952    60,568,921
Real Estate Fund
Investor Class            417,609        868,490      355,115      (54,697)       54,292       438,127    12,894,078
Small Company Fund
Investor Class          1,100,773      1,714,719      101,669      (10,832)       15,389     1,265,676    12,783,328
Value Fund
Investor Class          3,318,289      2,793,513      214,696      (10,373)       90,484     3,651,033    27,784,361
Vista Fund
Investor Class          1,982,955      3,705,358    4,300,695      252,340             -     1,958,967    47,485,360
Diversified
Bond Fund
Investor Class         15,108,434     16,001,954    7,929,818     (223,552)    1,731,957    15,932,725   160,442,540
High-Yield Fund
Investor Class          1,870,879      1,082,968      138,318       (5,441)      203,956     2,021,718    12,757,041
Emerging
Markets Fund
Investor Class          2,195,578      2,573,059    3,046,331      839,123             -     2,113,787    28,768,641
International
Growth Fund
Investor Class          4,254,581      6,002,609    4,717,470      355,525             -     4,352,363    67,809,816
Prime Money
Market Fund
Investor Class         35,573,044      4,159,285    1,341,648            -       442,982    38,390,681    38,390,681
International
Bond Fund
Investor Class          1,731,065      2,140,968    1,493,288      (45,713)      240,801     1,776,206    26,341,135
                      ----------------------------------------------------------------------------------------------
                                     $55,675,165  $27,536,496   $1,104,059    $3,234,777                $651,687,615
                      ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): AGGRESSIVE
OCTOBER 31, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 58.5%
         2,248,723  Equity Growth Fund
                    Investor Class                                  $ 61,300,189
         2,527,454  Growth Fund Investor Class                        67,685,218
         4,681,443  Large Company Value Fund
                    Investor Class                                    36,983,400
           298,987  Real Estate Fund Investor Class                    8,799,187
           971,840  Small Company Fund
                    Investor Class                                     9,815,584
         2,076,333  Value Fund Investor Class                         15,800,894
         2,577,792  Vista Fund Investor Class                         62,485,678
                                                                 ---------------
                                                                     262,870,150
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 20.0%
         2,343,341  Emerging Markets Fund
                    Investor Class                                    31,892,871
         3,711,555  International Growth Fund
                    Investor Class                                    57,826,027
                                                                 ---------------
                                                                      89,718,898
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 18.5%
         6,523,152  Diversified Bond Fund
                    Investor Class                                    65,688,141
         2,759,177  High-Yield Fund Investor Class                    17,410,407
                                                                 ---------------
                                                                      83,098,548
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
         8,732,085  Prime Money Market Fund
                    Investor Class                                     8,732,085
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
           302,922  International Bond Fund
                    Investor Class                                     4,492,333
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  448,912,014
                                                                 ---------------
(Cost $372,905,852)

OTHER ASSETS AND LIABILITIES - 0.1%                                      371,661
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $449,283,675
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 373,611,265
                                                                 ===============
Gross tax appreciation of investments                             $  75,658,131
Gross tax depreciation of investments                                  (357,382)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  75,300,749
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2007, follows:

                                                                                             OCTOBER 31, 2007
                      JULY 31, 2007    PURCHASE      SALES      REALIZED    DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
-----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

Equity Growth Fund
Investor Class          2,088,338    $ 4,541,980  $   275,349   $ (19,788)   $  122,031   2,248,723  $ 61,300,189
Growth Fund
Investor Class          2,513,849      2,692,041    2,274,092     (31,795)            -   2,527,454    67,685,218
Large Company
Value Fund
Investor Class          4,284,730      3,276,042      165,942     (10,837)      149,683   4,681,443    36,983,400
Real Estate Fund
Investor Class            282,762        498,973       45,687      (9,054)       36,098     298,987     8,799,187
Small Company Fund
Investor Class            838,718      1,358,704       46,781      (5,674)       11,509     971,840     9,815,584
Value Fund
Investor Class          1,872,957      1,658,837       72,909      (4,460)       50,120   2,076,333    15,800,894
Vista Fund
Investor Class          2,594,601      3,787,208    4,104,701     299,795             -   2,577,792    62,485,678
Emerging
Markets Fund
Investor Class          2,417,645      2,350,386    2,781,884     728,418             -   2,343,341    31,892,871
International
Growth Fund
Investor Class          3,602,665      4,178,016    2,725,602     155,491             -   3,711,555    57,826,027
Diversified
Bond Fund
Investor Class          6,140,346      7,459,239    3,709,879    (108,361)      699,982   6,523,152    65,688,141
High-Yield Fund
Investor Class          2,534,166      1,727,394      318,481     (14,842)      274,784   2,759,177    17,410,407
Prime Money
Market Fund
Investor Class          8,031,973      1,065,870      365,758           -        99,462   8,732,085     8,732,085
International
Bond Fund
Investor Class            293,166        427,554      279,687      (2,729)       40,020     302,922     4,492,333
                      -------------------------------------------------------------------------------------------
                                     $35,022,244  $17,166,752   $ 976,164    $1,483,689              $448,912,014
                      ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY AGGRESSIVE
OCTOBER 31, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 71.0%
         1,189,833  Equity Growth Fund
                    Investor Class                                  $ 32,434,848
         1,320,524  Growth Fund Investor Class                        35,363,632
         2,483,410  Large Company Value Fund
                    Investor Class                                    19,618,939
           128,369  Real Estate Fund Investor Class                    3,777,900
           463,749  Small Company Fund
                    Investor Class                                     4,683,865
         1,188,811  Value Fund Investor Class                          9,046,852
         1,352,833  Vista Fund Investor Class                         32,792,672
                                                                 ---------------
                                                                     137,718,708
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 24.0%
         1,160,807  Emerging Markets Fund
                    Investor Class                                    15,798,583
         1,976,073  International Growth Fund
                    Investor Class                                    30,787,217
                                                                 ---------------
                                                                      46,585,800
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 2.0%
           373,493  Diversified Bond Fund
                    Investor Class                                     3,761,075
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
         3,749,833  Prime Money Market Fund
                    Investor Class                                     3,749,833
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
           130,058  International Bond Fund
                    Investor Class                                     1,928,760
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  193,744,176
                                                                 ---------------
(Cost $155,490,627)

OTHER ASSETS AND LIABILITIES - 0.1%                                      145,127
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $193,889,303
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 155,943,687
                                                                 ===============
Gross tax appreciation of investments                             $  37,845,429
Gross tax depreciation of investments                                   (44,940)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments               $  37,800,489
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the three months ended October 31, 2007, follows:

                                                                                             OCTOBER 31, 2007
                      JULY 31, 2007    PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
-----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Equity Growth Fund
Investor Class          1,097,999    $ 3,029,530  $  574,871   $(28,220)     $ 63,126     1,189,833  $ 32,434,848
Growth Fund
Investor Class          1,304,700      2,017,569   1,560,568    (49,306)            -     1,320,524    35,363,632
Large Company
Value Fund
Investor Class          2,258,544      2,299,689     546,282    (25,230)       77,633     2,483,410    19,618,939
Real Estate Fund
Investor Class            120,735        286,477      77,537    (13,906)       15,157       128,369     3,777,900
Small Company Fund
Investor Class            397,812        733,322      87,539     (8,265)        5,369       463,749     4,683,865
Value Fund
Investor Class          1,065,877      1,213,936     262,734    (13,837)       28,058     1,188,811     9,046,852
Vista Fund
Investor Class          1,352,983      2,159,341   2,124,478     94,539             -     1,352,833    32,792,672
Emerging
Markets Fund
Investor Class          1,189,434      1,244,759   1,400,316    278,948             -     1,160,807    15,798,583
International
Growth Fund
Investor Class          1,906,138      2,380,626   1,423,259     38,443             -     1,976,073    30,787,217
Diversified
Bond Fund
Investor Class            349,452        532,606     292,028     (2,414)       39,541       373,493     3,761,075
Prime Money
Market Fund
Investor Class          3,427,061        562,355     239,583          -        42,133     3,749,833     3,749,833
International
Bond Fund
Investor Class            125,026        237,100     160,402     (1,143)       16,799       130,058     1,928,760
                      -------------------------------------------------------------------------------------------
                                     $16,697,310  $8,749,597   $269,609      $287,816                $193,744,176
                      ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:       /s/   Jonathan S. Thomas
         ---------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    December 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:       /s/   Jonathan S. Thomas
         ---------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    December 21, 2007

By:       /s/   Robert J. Leach
         ---------------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    December 21, 2007